Goodwin Procter LLP Counsellors at Law Exchange Place Boston, MA 02109	T: 617.570.1000 F: 617.523.1231

April 28, 2014

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Voya Variable Funds (formerly ING Variable Funds)

Post-Effective Amendment No. 77 to Registration Statement on Form N-1A

File Nos. 002-51739; 811-02514

Voya Strategic Allocation Portfolios, Inc. (formerly ING Strategic Allocation Portfolios, Inc.)

Post-Effective Amendment No. 48 to Registration Statement on Form N-1A

File Nos. 033-88334; 811-08934

Voya Money Market Portfolio (formerly ING Money Market Portfolio)

Post-Effective Amendment No. 80 to Registration Statement on Form N-1A

File Nos. 002-53038; 811-02565

Voya Intermediate Bond Portfolio (formerly ING Intermediate Bond Portfolio)

Post-Effective Amendment No. 86 to Registration Statement on Form N-1A

File Nos. 002-47232; 811-02361

Voya Balanced Portfolio, Inc. (formerly ING Balanced Portfolio, Inc.)

Post-Effective Amendment No. 53 to Registration Statement on Form N-1A

File Nos. 033-27247; 811-05773

Ladies and Gentlemen:

We understand that each of Voya Variable Funds (formerly ING Variable Funds), Voya Strategic Allocation Portfolios, Inc. (formerly ING Strategic Allocation Portfolios, Inc.), Voya Money Market Portfolio (formerly ING Money Market Portfolio), Voya Intermediate Bond Portfolio (formerly ING Intermediate Bond Portfolio), and Voya Balanced Portfolio, Inc. (formerly ING Balanced Portfolio, Inc.) (each a “Registrant”) has enclosed herewith for filing electronically with the Securities and Exchange Commission (the “Commission”) pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “Securities Act”) Post-Effective Amendment No. 77, No. 48, No. 80, No. 86, and No. 53, respectively, (each an “Amendment”) to the Registration Statement on Form N-1A of the applicable Registrant, together with the exhibits indicated as being filed therewith.

As indicated on the cover page of each Amendment, each Amendment is to become effective on May 1, 2014 pursuant to paragraph (b) of Rule 485 under the Securities Act.

Securities and Exchange Commission

April 25, 2013

Each Amendment is being filed to update financial and other information in the applicable prospectuses and statements of additional information included therein. Our review of each Amendment has not revealed any disclosure that would render it ineligible to become effective pursuant to Rule 485(b).

Should you have any questions, please contact Richard F. Kerr at (617) 570-1965.

Very truly yours,

/s/ Goodwin Procter LLP

GOODWIN PROCTER LLP